SEGMENT REPORTING	12 Months Ended
Feb. 28, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 16 — SEGMENT REPORTING

The Company identifies reportable operating segments based on the structure of its operations and the financial information reviewed regularly by the Chief Operating Decision Maker (“CODM”), who is the Chief Executive Officer, to evaluate performance and allocate resources. The Company’s three reportable operating segments are as follows, all segments include software development services, licensing, and software-related service revenue, and intersegment revenue is recorded at cost and is eliminated in the consolidated statements of income and comprehensive income:

●	SDV: relates to the development and sale of software systems designed for SDV, including IVI system software and other mobility-enhancing software products, conducted by Japanese subsidiaries.

●	LBS: relates to the development and licensing of in-vehicle navigation software systems, and other geographic data-based services for B2B customers, mainly serving end users.

●	Other: primarily comprises software development services conducted by overseas subsidiaries designed for SDV, and B2C mobile app services unrelated to in-vehicle navigation.

The CODM assesses segment performances and allocates resources based on profitability. The CODM evaluates operating performance and decides how to allocate resources based on segment profit or loss, which is equivalent to segment income from operations. Expenses included in segment operating profit consist principally of certain costs, such as purchases, personnel expenses, and R&D expenses, as well as direct selling and delivery costs and an allocation of certain shared services expenses. The CODM uses segment operating income (loss) to allocate resources to the Company’s segments in the Company’s annual planning process and to assess the performance of the Company’s segments, primarily by monitoring actual results versus the annual plan. From time to time, the Company may revise the measurement of each segment’s operating income, including any corporate overhead allocations, and presentation of significant segment expenses, as determined by the information regularly reviewed by its CODM.

Certain corporate expenses are not allocated to specific segments as these expenses are not controllable at the segment level. Such expenses include certain types of professional fees, and compensation to non-employee directors. These unallocated amounts are combined with total segment operating income to arrive at consolidated operating income as reported below in the reconciliation of segment operating income. Additionally, management has determined that it is not practical to allocate identifiable assets by segment since such assets are used interchangeably among the segments.

The below tables contain revenue and certain expenses regularly presented to the CODM in order to make decisions regarding the Company’s business, including resource allocation and performance assessments, as well as the current focus in compliance with ASC 280, Segment Reporting, for the periods presented:

	For the Fiscal Year Ended February 29, 2024
	SDV	LBS	Other(1)	Total
	JPY	JPY	JPY	JPY
	(In thousands)
Revenue from external customers	11,382,408	6,046,972	87,351	17,516,731
Intersegment revenue	-	-	513,779	513,779
Total revenue	11,382,408	6,046,972	601,130	18,030,510
Elimination of intersegment revenue				(513,779)
Total consolidated revenue				17,516,731
Less:
Purchases(2)	4,962,845	3,134,693	-	8,097,538
Personnel expenses(2)	2,107,744	1,348,837	854,846	4,311,427
R&D expenses(2)	557,557	157,897	245,486	960,940
Other costs and expenses(3)	663,785	468,784	798,447	1,931,016
Intersegment costs and expenses(4)	317,454	196,325	-	513,779
Total costs and expenses	8,609,385	5,306,536	1,898,779	15,814,700
Elimination of intersegment costs and expenses				(513,779)
Total consolidated costs and expenses				15,300,921
Segment operating income	2,773,023	740,436	(1,297,649)	2,215,810
Corporate expenses(5)				(323,413)
Total operating income				1,892,397
Interest expenses, net				(36,978)
Loss from disposal of long-lived assets				(154)
Gain from change in fair market value of equity securities				71,165
Gain from foreign currency exchange				8,904
Other income, net				3,735
Income before income tax provision				1,939,069

(1)	Revenue and profit or loss from segments below the quantitative thresholds. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.
(2)	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
(3)	Other costs and expenses include depreciation and amortization, rental fees, communication costs, and other administrative segment costs and expenses.
(4)	Intersegment costs and expenses primarily arise from transactions between segments for the provision of software development services, R&D activities, and advertising and promotional services, and are eliminated in consolidation.
(5)	Comprised primarily of expenses not allocated to reportable segments.

	For the Fiscal Year Ended February 28, 2025
	SDV	LBS	Other(1)	Total
	JPY	JPY	JPY	JPY
	(In thousands)
Revenue from external customers	14,685,172	6,168,720	265,412	21,119,304
Intersegment revenue	711,487	675,197	3,796,576	5,183,260
Total revenue	15,396,659	6,843,917	4,061,988	26,302,564
Elimination of intersegment revenue				(5,183,260)
Total consolidated revenue				21,119,304
Less:
Purchases(2)	7,117,127	2,763,637	132,095	10,012,859
Personnel expenses(2)	2,240,713	1,386,309	1,141,557	4,768,579
R&D expenses(2)	722,948	226,056	108,693	1,057,697
Other costs and expenses(3)	762,192	386,530	1,266,854	2,415,576
Intersegment costs and expenses(4)	2,885,792	1,542,697	754,610	5,183,099
Total costs and expenses	13,728,772	6,305,229	3,403,809	23,437,810
Elimination of intersegment costs and expenses				(5,183,099)
Total consolidated costs and expenses				18,254,711
Segment operating income	1,667,887	538,688	658,179	2,864,593
Corporate expenses(5)				(704,292)
Total operating income				2,160,301
Interest expenses, net				(49,498)
Loss from disposal of long-lived assets				(1,370)
Loss from change in fair market value of equity securities				(44,352)
Loss from foreign currency exchange				(34,515)
Other income, net				5,981
Income before income tax provision				2,036,547

(1)	Revenue and profit or loss from segments below the quantitative thresholds. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.
(2)	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
(3)	Other costs and expenses include depreciation and amortization, rental fees, communication costs, and other administrative segment costs and expenses.
(4)	Intersegment costs and expenses primarily arise from transactions between segments for the provision of software development services, R&D activities, and advertising and promotional services, and are eliminated in consolidation.
(5)	Comprised primarily of expenses not allocated to reportable segments.

	For the Fiscal Year Ended February 28, 2026
	SDV	LBS	Other(1)	Total	Total
	JPY	JPY	JPY	JPY	US$
	(In thousands)
Revenue from external customers	15,297,402	6,411,121	187,267	21,895,790	140,313
Intersegment revenue	728,736	708,523	4,999,853	6,437,112	41,250
Total revenue	16,026,138	7,119,644	5,187,120	28,332,902	181,563
Elimination of intersegment revenue				(6,437,112)	(41,250)
Total consolidated revenue				21,895,790	140,313
Less:
Purchases(2)	7,246,955	2,799,773	937,765	10,984,493	70,391
Personnel expenses(2)	2,392,731	1,389,956	1,623,960	5,406,647	34,647
R&D expenses(2)	804,612	526,684	205,408	1,536,704	9,848
Other costs and expenses(3)	528,416	193,148	474,639	1,196,203	7,666
Intersegment costs and expenses(4)	3,758,250	1,735,058	944,123	6,437,431	41,252
Total costs and expenses	14,730,964	6,644,619	4,185,895	25,561,478	163,804
Elimination of intersegment costs and expenses				(6,437,431)	(41,252)
Total consolidated costs and expenses				19,124,047	122,552
Segment operating income	1,295,174	475,025	1,001,225	2,771,743	17,761
Corporate expenses(5)				(407,735)	(2,612)
Total operating income				2,364,008	15,149
Interest expenses, net				(42,785)	(274)
Gain from disposal of long-lived assets				1,092	7
Loss from change in fair market value of equity securities				(112,100)	(718)
Gain from foreign currency exchange				12,735	82
Impairment loss on long- term investment				(91,021)	(583)
Gain on bargain purchase				106,805	684
Other income, net				83,557	535
Income before income tax provision				2,322,291	14,882

(1)	Revenue and profit or loss from segments below the quantitative thresholds. None of those segments has ever met any of the quantitative thresholds for determining reportable segments.
(2)	Represents the significant expense categories and amounts for each reportable operating segment that are regularly provided to the chief operating decision maker.
(3)	Other costs and expenses include depreciation and amortization, rental fees, communication costs, and other administrative segment costs and expenses.
(4)	Intersegment costs and expenses primarily arise from transactions between segments for the provision of software development services, R&D activities, and advertising and promotional services, and are eliminated in consolidation.
(5)	Comprised primarily of expenses not allocated to reportable segments.

Geographic Area Information

The Company operates primarily in Japan. All material revenue of the Company is derived from Japan. See Note 2 for information relating to revenue by geography.

Long-lived assets include property and equipment, net and operating lease assets, and management has determined that it is not practical to allocate these assets by segment since such assets are used interchangeably among the segments. Physical locations and values of the Company’s long-lived assets are presented below:

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Long-lived assets:
Japan	5,605,494	5,488,460	35,171
International	181,990	195,642	1,254
Total long-lived assets	5,787,484	5,684,102	36,425